Net Finance Costs - Summary of Net Finance Costs/(Income) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Finance Costs [Abstract]
Interest expense	£ 1,436	£ 1,605	£ 1,676
Interest expense on lease liabilities	24	26	32
Facility fees	33	23	10
Interest and fair value related to early repurchase of bonds (note 8(b))		142
Interest related to adjusting tax payables	31	11	80
Fair value changes on derivative financial instruments and hedged items	252	(217)	367
Fair value change on other financial items (note 8(b))	24
Exchange differences	(279)	205	(479)
Finance costs	1,521	1,795	1,686
Interest under the effective interest method	(35)	(50)	(84)
Finance income	(35)	(50)	(84)
Net finance costs	£ 1,486	£ 1,745	£ 1,602